Share-based Compensation (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 14, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 23,723,000	$ 12,861,000	$ 10,379,000
Sohu Management Sogou Share Option Arrangement [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding		9,000	70,000
Sohu [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 0	$ 444,000	962,000
Total fair values of share options vested		0	515,000	2,645,000
Total intrinsic value of options exercised		$ 249,000	$ 4,501,000	$ 1,775,000
Sohu [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					12,000,000
Ordinary shares previously held by Sohu					8,800,000
Newly-issued shares	3,200,000
Newly-issued shares, price per share	$ 0.625
Newly-issued shares, value	$ 2,000,000
Number of shares under contractually granted share options		8,305,000
Number of shares under granted share options		8,305,000
Number of shares outstanding		9,000
Closing price		$ 11.57
Sohu [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price					$ 0.625
Sohu [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price					$ 0.001
Sohu [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Service Period and Achievement of Performance Targets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		8,290,000
Installments of share options granted		Four equal installments
Number of shares under granted share options		8,290,000
Number of shares under vested and exercisable share options		8,290,000
Number of shares under exercised share options		8,290,000
Sohu [Member] | Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Service Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under granted share options		15,000
Number of shares under exercised share options		6,000